UNAUDITED CONDENSED CONSOLIDATED STATEMENTS OF SHAREHOLDERS' EQUITY AND MEZZANINE EQUITY - USD ($)	Preferred Shares [Member] Series B Preferred Shares [Member]	Common Shares [Member]	Additional Paid-in Capital [Member]	Treasury Stock [Member]	Due from Stockholder [Member]	Former Parent Company Investment [Member]	(Accumulated Deficit)/Retained Earnings [Member]	Total	Series A Preferred Shares [Member]
Beginning balance at Dec. 31, 2022	$ 0	$ 1	$ 0	$ 0	$ (1)	$ 140,496,912	$ (32)	$ 140,496,880
Beginning balance (in shares) at Dec. 31, 2022	0	1,000		0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	$ 0	0	17,339,332	60,001,655	77,340,987
Comprehensive income	0	0	0	0	0	17,339,332	60,001,655	77,340,987
Net increase in Former Parent Company investment	0	0	0	0	0	211,982	0	211,982
Cancellation of common shares due to spin off	$ 0	$ (1)	0	$ 0	1	0	0	0
Cancellation of common shares due to spin off (in shares)	0	(1,000)		0
Capitalization at spin off, including issuance of capital and preferred stock, net of costs (Note 9)	$ 40	$ 9,461	38,156,985	$ 0	0	(158,048,226)	0	(119,881,740)
Capitalization at spin off, including issuance of capital and preferred stock, net of costs (Note 9) (in shares)	40,000	9,461,009		0
Issuance of common shares pursuant to private placement	$ 0	$ 8,500	18,638,736	$ 0	0	0	0	18,647,236
Issuance of common shares pursuant to private placement (in shares)	0	8,500,000		0
Dividend on Series A preferred shares (Note 9)	$ 0	$ 0	0	$ 0	0	0	(451,111)	(451,111)
Deemed dividend on Series A preferred shares (Note 9)	0	0	0	0	0	0	(931,034)	(931,034)
Ending balance at Jun. 30, 2023	$ 40	$ 17,961	56,795,721	0	0	0	58,619,478	115,433,200
Ending balance (in shares) at Jun. 30, 2023	40,000	17,961,009
Beginning balance at Dec. 31, 2022									$ 0
Beginning balance (in shares) at Dec. 31, 2022									0
Increase (Decrease) in Temporary Equity [Roll Forward]
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs									$ 117,172,135
Capitalization at spin off, including Issuance of capital and preferred stock, net of costs (in shares)									140,000
Deemed dividend on Series A preferred shares									$ 931,034
Ending balance at Jun. 30, 2023									$ 118,103,169
Ending balance (in shares) at Jun. 30, 2023									140,000
Beginning balance at Dec. 31, 2023	$ 40	$ 19,022	57,244,290	$ (223,840)	0	0	119,701,687	176,741,199
Beginning balance (in shares) at Dec. 31, 2023	40,000	19,021,758		(43,349)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income	$ 0	$ 0	0	$ 0	0	0	23,254,128	23,254,128
Comprehensive income	0	0	0	0	0	0	23,254,128	23,254,128
Issuance of restricted stock and compensation cost (Note 12)	$ 0	$ 760	2,616,759	$ 0	0	0	0	$ 2,617,519
Issuance of restricted stock and compensation cost (Note 12) (in shares)	0	760,000		0				2,000,000
Repurchase of common shares (Note 8)	$ 0	$ (688)	(3,951,160)
Repurchase of common shares (Note 8) (in shares)		(687,905)
Repurchase of common shares (Note 8)				$ 223,840
Repurchase of common shares (Note 8) (in shares)				43,349
Repurchase of common shares (Note 8)					0	0	0	$ (3,728,008)
Dividend on Series A preferred shares (Note 9)	0	$ 0	0	$ 0	0	0	(707,778)	(707,778)
Deemed dividend on Series A preferred shares (Note 9)	0	0	0	0	0	0	(1,509,700)	(1,509,700)	$ (1,509,700)
Ending balance at Jun. 30, 2024	$ 40	$ 19,094	$ 55,909,889	$ 0	$ 0	$ 0	$ 140,738,337	196,667,360
Ending balance (in shares) at Jun. 30, 2024	40,000	19,093,853		0
Beginning balance at Dec. 31, 2023								119,601,410	$ 119,601,410
Beginning balance (in shares) at Dec. 31, 2023									140,000
Increase (Decrease) in Temporary Equity [Roll Forward]
Deemed dividend on Series A preferred shares									$ 1,509,700
Ending balance at Jun. 30, 2024								$ 121,111,110	$ 121,111,110
Ending balance (in shares) at Jun. 30, 2024									140,000